Pre-Modification Balance Information on how Loans were Modified as TDRs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	$ 998	$ 2,021
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity	85	949
Financing receivable modifications, interest only payments and maturity		1,015
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	79	720
Financing receivable modifications, Forgiveness of Principal Reamortized and Maturity		2,276
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	219
Financing receivable modifications,Other		1,018	[1]
Financing receivable modifications, total	1,381	7,999		8,744
Residential
Financing Receivable, Modifications [Line Items]
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity	85
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	79
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized	219
Financing receivable modifications, total	383
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	700	698
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		641
Financing receivable modifications, total	700	1,339
Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity	298	36
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		106
Financing receivable modifications,Other		15	[1]
Financing receivable modifications, total	298	157
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity		48
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		219
Financing receivable modifications, interest only payments and maturity		30
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		180
Financing receivable modifications,Other		1,003	[1]
Financing receivable modifications, total		1,480
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Financing receivable modifications, extended maturity		1,239
Financing receivable modifications,Combination of Interest Only Payments, Rate and Maturity		89
Financing receivable modifications, interest only payments and maturity		985
Financing receivable modifications, Combination of Maturity, Interest Rate, and Reamortized		434
Financing receivable modifications, Forgiveness of Principal Reamortized and Maturity		2,276
Financing receivable modifications, total	$ 298	$ 5,023		$ 4,487

[1]	Other represents various other combinations of maturity, interest rate, interest only payments and other miscellaneous types.